STOCKHOLDERS' EQUITY (Share Repurchase Programs) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Share Repurchase Programs [Line Items]
Shares repurchased	3,046	1,500	3,419
Value of shares repurchased	$ 260	$ 128	$ 225
Open-market program [Member]
Share Repurchase Programs [Line Items]
Authorized repurchase amount	750
Remaining authorized repurchase amount	750
Shares repurchased	0	0	2,429
Value of shares repurchased	0	0	158
Evergreen Program [Member]
Share Repurchase Programs [Line Items]
Shares repurchased	3,046	1,500	990
Value of shares repurchased	$ 260	$ 128	$ 67